Summary of Significant Accounting Policies - Summary of Property and Equipment (Details) - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 5,129,138	$ 1,642
Less: accumulated depreciation	(4,872)	(5)
Property and equipment, net	5,124,266	1,637
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	59,720	$ 1,642
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 5,069,418